Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished products	$ 42,526	$ 30,429
Purchased products	11,021	4,754
Work in progress	6,653	12,276
Raw materials	28,279	21,326
Total Inventories	$ 88,479	$ 68,785